Loans and allowance for credit losses - Financial Effect of TDRs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($) loan	Dec. 31, 2018 USD ($) loan
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of loans | loan	18	12	9
Pre-modification outstanding recorded investment	$ 9,516	$ 7,657	$ 1,340
Post-modification outstanding recorded investment	9,516	7,658	1,340
Charge offs and specific reserves	$ 0	$ 115	$ 0
Commercial and industrial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of loans | loan	5	3	2
Pre-modification outstanding recorded investment	$ 2,257	$ 3,204	$ 887
Post-modification outstanding recorded investment	2,257	3,204	887
Charge offs and specific reserves	$ 0	$ 0	$ 0
Construction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of loans | loan		2
Pre-modification outstanding recorded investment		$ 1,085
Post-modification outstanding recorded investment		1,085
Charge offs and specific reserves		$ 0
Commercial real estate: | Owner occupied
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of loans | loan	7	2	1
Pre-modification outstanding recorded investment	$ 2,794	$ 1,494	$ 143
Post-modification outstanding recorded investment	2,794	1,495	143
Charge offs and specific reserves	$ 0	$ 0	$ 0
Commercial real estate: | Non-owner occupied
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of loans | loan	2	1
Pre-modification outstanding recorded investment	$ 3,752	$ 1,366
Post-modification outstanding recorded investment	3,752	1,366
Charge offs and specific reserves	$ 0	$ 106
Residential real estate | 1-to-4 family mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of loans | loan	3	2	1
Pre-modification outstanding recorded investment	$ 618	$ 175	$ 249
Post-modification outstanding recorded investment	618	175	249
Charge offs and specific reserves	$ 0	$ 0	$ 0
Residential line of credit
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of loans | loan	1	2
Pre-modification outstanding recorded investment	$ 95	$ 333
Post-modification outstanding recorded investment	95	333
Charge offs and specific reserves	$ 0	$ 9
Consumer and other
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of loans | loan			5
Pre-modification outstanding recorded investment			$ 61
Post-modification outstanding recorded investment			61
Charge offs and specific reserves			$ 0